Annual Total Returns- Vanguard STAR Fund (Retail) [BarChart] - Retail - Vanguard STAR Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.77%	13.79%	17.80%	7.35%	(0.15%)	6.55%	18.33%	(5.34%)	22.21%	21.43%